Financial Assets at Amortized Cost (Details) - Schedule of resale agreements and securities lending - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements	$ 54,061	$ 64,365
Demand [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Up to 1 month [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements	35,549	37,763
Over 1 month and up to 3 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements	14,324	14,013
Over 3 months and up to 12 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements	4,188	12,589
Over 1 year and up to 3 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Over 3 years and up to 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Over 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Instruments Issued By Chilean Government And Central Bank [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Instruments Issued By Chilean Government And Central Bank [Member] | Demand [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Instruments Issued By Chilean Government And Central Bank [Member] | Up to 1 month [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Instruments Issued By Chilean Government And Central Bank [Member] | Over 1 month and up to 3 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Instruments Issued By Chilean Government And Central Bank [Member] | Over 3 months and up to 12 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Instruments Issued By Chilean Government And Central Bank [Member] | Over 1 year and up to 3 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Instruments Issued By Chilean Government And Central Bank [Member] | Over 3 years and up to 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Instruments Issued By Chilean Government And Central Bank [Member] | Over 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Other Financial Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements	54,061	64,365
Other Financial Instruments Issued In Chile [Member] | Demand [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Other Financial Instruments Issued In Chile [Member] | Up to 1 month [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements	35,549	37,763
Other Financial Instruments Issued In Chile [Member] | Over 1 month and up to 3 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements	14,324	14,013
Other Financial Instruments Issued In Chile [Member] | Over 3 months and up to 12 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements	4,188	12,589
Other Financial Instruments Issued In Chile [Member] | Over 1 year and up to 3 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Other Financial Instruments Issued In Chile [Member] | Over 3 years and up to 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Other Financial Instruments Issued In Chile [Member] | Over 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Financial Instruments issued by foreign institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Financial Instruments issued by foreign institutions [Member] | Demand [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Financial Instruments issued by foreign institutions [Member] | Up to 1 month [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Financial Instruments issued by foreign institutions [Member] | Over 1 month and up to 3 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Financial Instruments issued by foreign institutions [Member] | Over 3 months and up to 12 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Financial Instruments issued by foreign institutions [Member] | Over 1 year and up to 3 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Financial Instruments issued by foreign institutions [Member] | Over 3 years and up to 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Financial Instruments issued by foreign institutions [Member] | Over 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Central Bank bonds [Member] | Instruments Issued By Chilean Government And Central Bank [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Central Bank bonds [Member] | Instruments Issued By Chilean Government And Central Bank [Member] | Demand [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Central Bank bonds [Member] | Instruments Issued By Chilean Government And Central Bank [Member] | Up to 1 month [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Central Bank bonds [Member] | Instruments Issued By Chilean Government And Central Bank [Member] | Over 1 month and up to 3 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Central Bank bonds [Member] | Instruments Issued By Chilean Government And Central Bank [Member] | Over 3 months and up to 12 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Central Bank bonds [Member] | Instruments Issued By Chilean Government And Central Bank [Member] | Over 1 year and up to 3 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Central Bank bonds [Member] | Instruments Issued By Chilean Government And Central Bank [Member] | Over 3 years and up to 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Central Bank bonds [Member] | Instruments Issued By Chilean Government And Central Bank [Member] | Over 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Central Bank promissory notes [Member] | Instruments Issued By Chilean Government And Central Bank [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Central Bank promissory notes [Member] | Instruments Issued By Chilean Government And Central Bank [Member] | Demand [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Central Bank promissory notes [Member] | Instruments Issued By Chilean Government And Central Bank [Member] | Up to 1 month [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Central Bank promissory notes [Member] | Instruments Issued By Chilean Government And Central Bank [Member] | Over 1 month and up to 3 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Central Bank promissory notes [Member] | Instruments Issued By Chilean Government And Central Bank [Member] | Over 3 months and up to 12 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Central Bank promissory notes [Member] | Instruments Issued By Chilean Government And Central Bank [Member] | Over 1 year and up to 3 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Central Bank promissory notes [Member] | Instruments Issued By Chilean Government And Central Bank [Member] | Over 3 years and up to 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Central Bank promissory notes [Member] | Instruments Issued By Chilean Government And Central Bank [Member] | Over 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Other instruments issued by the Chilean Government and Central Bank of Chile [Member] | Instruments Issued By Chilean Government And Central Bank [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Other instruments issued by the Chilean Government and Central Bank of Chile [Member] | Instruments Issued By Chilean Government And Central Bank [Member] | Demand [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Other instruments issued by the Chilean Government and Central Bank of Chile [Member] | Instruments Issued By Chilean Government And Central Bank [Member] | Up to 1 month [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Other instruments issued by the Chilean Government and Central Bank of Chile [Member] | Instruments Issued By Chilean Government And Central Bank [Member] | Over 1 month and up to 3 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Other instruments issued by the Chilean Government and Central Bank of Chile [Member] | Instruments Issued By Chilean Government And Central Bank [Member] | Over 3 months and up to 12 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Other instruments issued by the Chilean Government and Central Bank of Chile [Member] | Instruments Issued By Chilean Government And Central Bank [Member] | Over 1 year and up to 3 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Other instruments issued by the Chilean Government and Central Bank of Chile [Member] | Instruments Issued By Chilean Government And Central Bank [Member] | Over 3 years and up to 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Other instruments issued by the Chilean Government and Central Bank of Chile [Member] | Instruments Issued By Chilean Government And Central Bank [Member] | Over 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Deposit promissory notes from domestic banks [Member] | Other Financial Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Deposit promissory notes from domestic banks [Member] | Other Financial Instruments Issued In Chile [Member] | Demand [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Deposit promissory notes from domestic banks [Member] | Other Financial Instruments Issued In Chile [Member] | Up to 1 month [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Deposit promissory notes from domestic banks [Member] | Other Financial Instruments Issued In Chile [Member] | Over 1 month and up to 3 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Deposit promissory notes from domestic banks [Member] | Other Financial Instruments Issued In Chile [Member] | Over 3 months and up to 12 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Deposit promissory notes from domestic banks [Member] | Other Financial Instruments Issued In Chile [Member] | Over 1 year and up to 3 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Deposit promissory notes from domestic banks [Member] | Other Financial Instruments Issued In Chile [Member] | Over 3 years and up to 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Deposit promissory notes from domestic banks [Member] | Other Financial Instruments Issued In Chile [Member] | Over 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Mortgage bonds from domestic banks [Member] | Other Financial Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Mortgage bonds from domestic banks [Member] | Other Financial Instruments Issued In Chile [Member] | Demand [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Mortgage bonds from domestic banks [Member] | Other Financial Instruments Issued In Chile [Member] | Up to 1 month [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Mortgage bonds from domestic banks [Member] | Other Financial Instruments Issued In Chile [Member] | Over 1 month and up to 3 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Mortgage bonds from domestic banks [Member] | Other Financial Instruments Issued In Chile [Member] | Over 3 months and up to 12 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Mortgage bonds from domestic banks [Member] | Other Financial Instruments Issued In Chile [Member] | Over 1 year and up to 3 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Mortgage bonds from domestic banks [Member] | Other Financial Instruments Issued In Chile [Member] | Over 3 years and up to 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Mortgage bonds from domestic banks [Member] | Other Financial Instruments Issued In Chile [Member] | Over 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Bonds from domestic banks [Member] | Other Financial Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Bonds from domestic banks [Member] | Other Financial Instruments Issued In Chile [Member] | Demand [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Bonds from domestic banks [Member] | Other Financial Instruments Issued In Chile [Member] | Up to 1 month [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Bonds from domestic banks [Member] | Other Financial Instruments Issued In Chile [Member] | Over 1 month and up to 3 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Bonds from domestic banks [Member] | Other Financial Instruments Issued In Chile [Member] | Over 3 months and up to 12 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Bonds from domestic banks [Member] | Other Financial Instruments Issued In Chile [Member] | Over 1 year and up to 3 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Bonds from domestic banks [Member] | Other Financial Instruments Issued In Chile [Member] | Over 3 years and up to 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Bonds from domestic banks [Member] | Other Financial Instruments Issued In Chile [Member] | Over 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Deposits in domestic banks [Member] | Other Financial Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Deposits in domestic banks [Member] | Other Financial Instruments Issued In Chile [Member] | Demand [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Deposits in domestic banks [Member] | Other Financial Instruments Issued In Chile [Member] | Up to 1 month [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Deposits in domestic banks [Member] | Other Financial Instruments Issued In Chile [Member] | Over 1 month and up to 3 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Deposits in domestic banks [Member] | Other Financial Instruments Issued In Chile [Member] | Over 3 months and up to 12 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Deposits in domestic banks [Member] | Other Financial Instruments Issued In Chile [Member] | Over 1 year and up to 3 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Deposits in domestic banks [Member] | Other Financial Instruments Issued In Chile [Member] | Over 3 years and up to 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Deposits in domestic banks [Member] | Other Financial Instruments Issued In Chile [Member] | Over 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Bonds from other Chilean companies [Member] | Other Financial Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Bonds from other Chilean companies [Member] | Other Financial Instruments Issued In Chile [Member] | Demand [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Bonds from other Chilean companies [Member] | Other Financial Instruments Issued In Chile [Member] | Up to 1 month [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Bonds from other Chilean companies [Member] | Other Financial Instruments Issued In Chile [Member] | Over 1 month and up to 3 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Bonds from other Chilean companies [Member] | Other Financial Instruments Issued In Chile [Member] | Over 3 months and up to 12 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Bonds from other Chilean companies [Member] | Other Financial Instruments Issued In Chile [Member] | Over 1 year and up to 3 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Bonds from other Chilean companies [Member] | Other Financial Instruments Issued In Chile [Member] | Over 3 years and up to 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Bonds from other Chilean companies [Member] | Other Financial Instruments Issued In Chile [Member] | Over 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Other Instruments Issued In Chile [Member] | Other Financial Instruments Issued In Chile [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements	54,061	64,365
Other Instruments Issued In Chile [Member] | Other Financial Instruments Issued In Chile [Member] | Demand [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Other Instruments Issued In Chile [Member] | Other Financial Instruments Issued In Chile [Member] | Up to 1 month [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements	35,549	37,763
Other Instruments Issued In Chile [Member] | Other Financial Instruments Issued In Chile [Member] | Over 1 month and up to 3 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements	14,324	14,013
Other Instruments Issued In Chile [Member] | Other Financial Instruments Issued In Chile [Member] | Over 3 months and up to 12 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements	4,188	12,589
Other Instruments Issued In Chile [Member] | Other Financial Instruments Issued In Chile [Member] | Over 1 year and up to 3 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Other Instruments Issued In Chile [Member] | Other Financial Instruments Issued In Chile [Member] | Over 3 years and up to 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Other Instruments Issued In Chile [Member] | Other Financial Instruments Issued In Chile [Member] | Over 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Instruments from foreign governments or central bank [Member] | Financial Instruments issued by foreign institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Instruments from foreign governments or central bank [Member] | Financial Instruments issued by foreign institutions [Member] | Demand [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Instruments from foreign governments or central bank [Member] | Financial Instruments issued by foreign institutions [Member] | Up to 1 month [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Instruments from foreign governments or central bank [Member] | Financial Instruments issued by foreign institutions [Member] | Over 1 month and up to 3 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Instruments from foreign governments or central bank [Member] | Financial Instruments issued by foreign institutions [Member] | Over 3 months and up to 12 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Instruments from foreign governments or central bank [Member] | Financial Instruments issued by foreign institutions [Member] | Over 1 year and up to 3 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Instruments from foreign governments or central bank [Member] | Financial Instruments issued by foreign institutions [Member] | Over 3 years and up to 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Instruments from foreign governments or central bank [Member] | Financial Instruments issued by foreign institutions [Member] | Over 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Other Instruments From Foreign [Member] | Financial Instruments issued by foreign institutions [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Other Instruments From Foreign [Member] | Financial Instruments issued by foreign institutions [Member] | Demand [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Other Instruments From Foreign [Member] | Financial Instruments issued by foreign institutions [Member] | Up to 1 month [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Other Instruments From Foreign [Member] | Financial Instruments issued by foreign institutions [Member] | Over 1 month and up to 3 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Other Instruments From Foreign [Member] | Financial Instruments issued by foreign institutions [Member] | Over 3 months and up to 12 months [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Other Instruments From Foreign [Member] | Financial Instruments issued by foreign institutions [Member] | Over 1 year and up to 3 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Other Instruments From Foreign [Member] | Financial Instruments issued by foreign institutions [Member] | Over 3 years and up to 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements
Other Instruments From Foreign [Member] | Financial Instruments issued by foreign institutions [Member] | Over 5 years [Member]
Instruments issued by the Chilean Governments and Central Bank of Chile
Payables from rights arising from resale agreements